Cover	Sep. 14, 2026
Cover [Abstract]
Entity Registrant Name	Pharma-Bio Serv, Inc.
Entity Central Index Key	0001304161
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 14, 2026
Entity File Number	0-50956
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-0653570
Entity Address Address Line 1	PO Box 1049
Entity Address City Or Town	Dorado
Entity Address Postal Zip Code	00646
City Area Code	787
Local Phone Number	278-2709
Entity Address Country	PR
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false